Financial Expenses, Net - Schedule of Financial Expenses, Net (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Expenses, Net [Abstract]
Interest expenses to related parties	₪ 186,420	₪ 117,559
Interest income from loans granted	(18,913)	(34,355)
Foreign exchange differences	(5,661)	(281)
Others and banks fees	1,018	11,457
Total	₪ 162,864	₪ 94,380